UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 6126

Dreyfus Pennsylvania Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Pennsylvania
Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Municipal Money Market Fund, covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bill Vasiliou, Portfolio Manager

How did Dreyfus Pennsylvania Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2006, the fund produced an annualized yield of 2.64% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 2.67% .1

We attribute the fund’s performance to rising short-term interest rates as well as supply-and-demand factors affecting tax-exempt money market instruments.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Pennsylvania state income taxes.The fund also may invest in high-quality, short-term municipal structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund’s investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal and Pennsylvania state income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Pennsylvania’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if higher

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appropriate. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

What other factors influenced the fund’s performance?

The U.S. economy continued to grow at a relatively robust pace over the reporting period. Although inflationary pressures appeared to remain benign at the end of 2005, the first five months of 2006 saw inflation-related concerns intensify when first quarter Gross Domestic Product (“GDP”) posted a strong 5.3% annualized growth rate, prices of industrial commodities rose and energy prices surged to record highs. In its ongoing effort to forestall inflation, the Federal Reserve Board (the “Fed”) raised short-term interest rates four times, driving the overnight federal funds rate to 5% by the reporting period’s end.

On a national level, yields of tax-exempt securities rose along with the federal funds rate, reaching their highest levels since May 2001. However, yields of shorter-dated municipal money market instruments tended to rise more than longer-dated municipal securities, reducing the difference in the yields provided by tax-exempt securities with maturities between six months and three years.

With less need among most states and municipalities for short-term borrowing to cover budget shortfalls in the recovering economy, the volume of newly issued money market securities fell compared to the same period one year earlier.This decrease in the supply of tax-exempt money market instruments was met by robust investor demand, putting downward pressure on yields. In fact, because of narrow yield differences in the six-month to three-year range, many investors who typically do not focus on municipal money market eligible securities turned to

4

shorter-term instruments. Pennsylvania participated in the U.S. economic recovery, and higher tax revenues resulted in a particularly sparse supply of newly issued municipal notes during the reporting period.

In this environment, we generally focused on short-term tax-exempt instruments, including floating-rate securities, to capture higher yields as interest rates rose. In addition, when available, we attempted to boost yields and manage market volatility through investments in tax-exempt commercial paper and seasoned municipal notes and bonds maturing over a three- to nine-month time frame. As a result, the fund’s weighted average maturity was in line with industry averages over much of the reporting period.

What is the fund’s current strategy?

Recent mixed economic data and comments by Fed members have made the outlook for interest rates more uncertain.Although we currently expect at least one more rate hike before the Fed pauses in its tightening campaign, we have “laddered” the fund’s holdings over the next few months, a strategy in which holdings mature at different times to help protect the fund from potential market volatility.

In addition, we expect issuance volume to increase during the summer when a significant number of states and municipalities traditionally come to market, which could cause tax-exempt yields to rise. Should we become convinced that interest rates have peaked, we may increase the fund’s weighted average maturity in an attempt to lock in competitive yields. Of course, we are prepared to revise our strategies as market conditions change.

June 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 3.06
Ending value (after expenses)	$1,013.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 3.07
Ending value (after expenses)	$1,021.89

† Expenses are equal to the fund’s annualized expense ratio of .61%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2006 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.5%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—100.4%
Allegheny County,
GO Notes (Insured; FGIC)	5.02	10/1/06	300,000	302,877
Allegheny County Hospital
Development Authority,
Health and Hospital Revenue
(Pittsburgh Mercy Health
System) (Insured; AMBAC)	5.42	8/15/06	2,135,000 [a]	2,144,660
Allegheny County Hospital
Development Authority, Health
and Hospital Revenue (UPMC
Health System) (Insured; MBIA)	5.22	7/1/06	1,085,000	1,087,121
Allegheny County Industrial
Development Authority,
Industrial Revenue (Watson
Rhenania) (LOC; PNC Bank)	3.55	6/7/06	1,420,000 [b]	1,420,000
Bald Eagle Area School District,
GO Notes (Insured; FSA)	3.88	10/1/06	360,000	360,443
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	3.72	6/1/06	3,000,000 [b]	3,000,000
Beaver Falls Municipal Authority,
Water and Hydroelectric
Revenue (Insured; AMBAC)	4.97	6/1/06	165,000	165,000
Berks County Industrial
Development Authority,
Industrial Revenue (Bachman
Company Project) (LOC; PNC
Bank)	3.30	6/7/06	1,425,000 [b]	1,425,000
Berks County Industrial
Development Authority,
Industrial Revenue (Beacon
Container Corp. Project) (LOC;
Wachovia Bank)	3.63	6/7/06	710,000 [b]	710,000
Berks County Industrial
Development Authority,
Industrial Revenue
(EJB Paving and Materials)
(LOC; Wachovia Bank)	3.63	6/7/06	110,000 [b]	110,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Berks County Industrial
Development Authority,
Industrial Revenue (Fleetwood
Industries Business Trust)
(LOC; First Tennessee Bank)	3.57	6/7/06	2,370,000 [b]	2,370,000
Berks County Industrial
Development Authority,
Industrial Revenue (Ram
Industries Inc.) (LOC; PNC
Bank)	3.34	6/7/06	2,415,000 [b]	2,415,000
Blair County Hospital Authority,
HR (Altoona Hospital Project)
(Insured; AMBAC)	5.28	7/1/06	460,000	460,722
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center) (LOC;
Wachovia Bank)	3.58	6/7/06	1,700,000 [b]	1,700,000
Butler Area School District,
GO Notes (Insured; FGIC)	3.73	9/1/06	330,000	330,037
Butler County,
GO Notes (Insured; FGIC)	3.77	7/15/06	240,000	240,055
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	3.55	6/7/06	1,535,000 [b]	1,535,000
Butler County Industrial
Development Authority, EDR
(Butler County Family YMCA
Project) (LOC; National City
Bank)	3.53	6/7/06	6,500,000 [b]	6,500,000
Cheltenham Township School
District, GO Notes (Insured;
FSA)	3.80	8/15/06	260,000	260,135
Chester County,
Revenue (LOC; PNC Bank)	3.57	6/7/06	1,500,000 [b]	1,500,000
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project)
(LOC; Citizens Bank of
Pennsylvania)	3.28	6/7/06	4,000,000 [b]	4,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Conewago Valley School District,
GO Notes (Insured; FGIC)	3.78	9/1/06	370,000	370,240
Conrad Weiser Area School
District, GO Notes (Insured;
FSA)	3.78	10/1/06	605,000	605,575
Cumberland County,
GO Notes (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.52	6/1/06	3,285,000 [b]	3,285,000
Dauphin County,
GO Notes (Insured; AMBAC)	5.14	11/15/06	100,000	100,132
Dauphin County Industrial
Development Authority, Revenue
(WITF Inc. Project) (LOC;
Citizens Bank of Pennsylvania)	3.50	6/7/06	5,000,000 [b]	5,000,000
Delaware County Industrial
Development Authority,
Industrial Revenue (Astra
Foods Inc. Project) (LOC;
Wachovia Bank)	3.63	6/7/06	4,000,000 [b]	4,000,000
Delaware County Industrial
Development Authority, Revenue
(Melmark Incorporated Project)
(LOC; Commerce Bank)	3.52	6/7/06	1,250,000 [b]	1,250,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC:
M&T Bank)	3.58	6/7/06	2,300,000 [b]	2,300,000
East Hempfield Township Industrial
Development Authority,
Industrial Revenue (BGT Realty
Project) (LOC; Fulton Bank)	3.62	6/7/06	2,750,000 [b]	2,750,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging Inc. Project)
(LOC; Fulton Bank)	3.57	6/7/06	4,000,000 [b]	4,000,000
Elizabethtown Industrial
Development Authority, College
Revenue (Elizabethtown College
Project) (LOC; Fulton Bank)	3.57	6/7/06	3,000,000 [b]	3,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Erie County Hospital Authority,
Revenue (Union County Memorial
Hospital Project) (LOC; M&T Bank)	3.52	6/7/06	1,700,000 [b]	1,700,000
Erie Sewer Authority,
Sewer Revenue (Insured; MBIA)	3.78	6/1/06	100,000	100,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	3.63	6/7/06	800,000 [b]	800,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries Inc.
Project) (LOC; M&T Bank)	3.67	6/7/06	1,300,000 [b]	1,300,000
Gettysburg Municipal Authority,
Gettysburg College Revenue
(Insured; MBIA)	4.28	8/15/06	200,000	200,214
Hampden Industrial Development
Authority, Revenue
(Pennsylvania Pipe, Inc.
Project) (LOC; Wachovia Bank)	3.63	6/7/06	1,105,000 [b]	1,105,000
Kiski Area School District,
GO Notes (Insured; FGIC)	3.78	9/1/06	465,000	465,301
Lancaster County Hospital
Authority, Healthcare
Facilities Revenue (Lancaster
General Hospital Project)
(LOC; Fulton Bank)	3.57	6/7/06	7,400,000 [b]	7,400,000
Lancaster Industrial Development
Authority, EDR (Purple Cow
Partners LLC Project) (LOC;
First Tennessee Bank)	3.55	6/7/06	2,500,000 [b]	2,500,000
Lancaster Industrial Development
Authority, Industrial Revenue
(Farm and Home Foundation of
Lancaster Project) (LOC;
Fulton Bank)	3.57	6/7/06	2,615,000 [b]	2,615,000
Lancaster Industrial Development
Authority, Industrial Revenue
(Snavely's Mill Project) (LOC;
Fulton Bank)	3.67	6/7/06	2,820,000 [b]	2,820,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project)
(LOC; Fulton Bank)	3.31	6/7/06	2,600,000 [b]	2,600,000
Lehigh County Industrial
Development Authority,
Industrial Revenue (Prior
Coated Metals) (LOC; Wachovia
Bank)	3.73	6/7/06	700,000 [b]	700,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	3.63	6/7/06	445,000 [b]	445,000
Lower Lackawanna Valley Sanitary
Authority, Guaranteed Sewer
Revenue (Insured; AMBAC)	3.80	9/15/06	345,000	345,265
Lycoming County,
GO Notes, Refunding (Insured;
MBIA)	3.80	8/15/06	500,000	500,259
Montgomery County Industrial
Development Authority,
Industrial Revenue (Girl
Scouts of Southeastern
Pennsylvania) (LOC; Wachovia
Bank)	3.58	6/7/06	200,000 [b]	200,000
Montgomery County Industrial
Development Authority,
Industrial Revenue (Recigno
Laboratories) (LOC; Wachovia
Bank)	3.63	6/7/06	1,000,000 [b]	1,000,000
Montgomery County Industrial
Development Authority,
Revenue (Independent Support
Systems, Inc. Project)
(LOC; Wachovia Bank)	3.58	6/7/06	150,000 [b]	150,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services,
Inc. Project) (LOC; Commerce
Bank)	3.57	6/7/06	13,930,000 [b]	13,930,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
New Castle Area Hospital
Authority, HR (Jameson
Memorial Hospital) (Insured;
FSA and Liquidity Facility;
PNC Bank)	3.30	6/7/06	2,175,000 [b]	2,175,000
Northampton County
General Purpose Authority,
Revenue (Lafayette College)	4.44	11/16/06	1,000,000	1,006,157
Northampton County Higher
Education Authority, College
Revenue (Moravian College)
(Insured; AMBAC)	4.91	7/1/06	100,000	100,738
Northampton County Industrial
Development Authority,
Industrial Revenue (Reale
Associates Project) (LOC;
Wachovia Bank)	3.63	6/7/06	1,660,000 [b]	1,660,000
Northampton County Industrial
Development Authority,
Industrial Revenue (S & L
Plastics Project) (LOC; Bank
of America)	3.61	6/7/06	2,750,000 [b]	2,750,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	3.54	6/7/06	305,000 [b]	305,000
Pennsylvania,
GO Notes	4.96	7/1/06	1,550,000	1,553,068
Pennsylvania,
GO Notes	4.90	8/1/06	625,000	626,268
Pennsylvania,
GO Notes	5.16	10/16/06	300,000	302,128
Pennsylvania,
GO Notes	5.14	2/1/07	220,000	222,641
Pennsylvania,
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	3.29	6/7/06	900,000 [b,c]	900,000
Pennsylvania Economic Development
Financing Authority, EDR (LOC;
PNC Bank)	3.55	6/7/06	1,150,000 [b]	1,150,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, EDR (LOC;
PNC Bank)	3.55	6/7/06	700,000 [b]	700,000
Pennsylvania Economic Development
Financing Authority, EDR
(Edward C. Ford Jr. and
Williams J. Knepper Project)
(LOC; PNC Bank)	3.55	6/7/06	350,000 [b]	350,000
Pennsylvania Economic Development
Financing Authority, EDR
(Premium Molding Project)
(LOC; PNC Bank)	3.55	6/7/06	1,000,000 [b]	1,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (York Water
Co. Project) (Insured; XLCA
and Liquidity Facility; PNC Bank)	3.55	6/7/06	6,175,000 [b]	6,175,000
Pennsylvania Economic Development
Financing Authority,
Industrial Revenue (Material
Technology and Logistics)
(LOC; Wachovia Bank)	3.58	6/7/06	510,000 [b]	510,000
Pennsylvania Economic Development
Financing Authority,
Industrial Revenue (Westrum
Harleysville II Project) (LOC;
FHLB)	3.50	6/7/06	1,000,000 [b]	1,000,000
Pennsylvania Economic Development
Financing Authority, RRR
(Insured; AMBAC and Liquidity
Facility; Citibank NA)	3.54	6/7/06	2,500,000 [b,c]	2,500,000
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc.)
(Liquidity Facility: Lloyds
TSB Bank PLC and Merrill Lynch)	3.54	6/7/06	4,495,000 [b,c]	4,495,000
Pennsylvania Higher Educational
Facilities Authority, College
and University Revenue
(Insured; AMBAC)	4.95	6/15/06	1,150,000	1,150,992

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Student
Housing Revenue (Washington
and Jefferson Development)
(LOC; Unicredito Italiano SPA)	3.50	6/7/06	8,000,000 [b]	8,000,000
Pennsylvania Housing Finance
Authority, Revenue (Insured;
FSA and Liquidity Facility;
Merrill Lynch)	3.54	6/7/06	3,600,000 [b,c]	3,600,000
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.97	7/1/06	1,010,000	1,012,291
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue, Refunding
(Philadelphia Funding Project)
(Insured; FGIC)	4.95	6/15/06	100,000	100,081
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue, Refunding
(Philadelphia Funding Project)
(Insured; FGIC)	5.93	6/15/06	150,000	150,183
Philadelphia,
Airport Revenue (Insured; MBIA
and Liquidity Facility;
Merrill Lynch)	3.55	6/7/06	1,000,000 [b,c]	1,000,000
Philadelphia,
Airport Revenue, Refunding
(Philadelphia Airport System)
(Insured; FGIC)	5.91	6/15/06	500,000	500,433
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.22	7/1/06	2,000,000	2,019,380
Philadelphia,
GO Notes, TRAN	4.00	6/30/06	10,510,000	10,517,800
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	5.50	6/15/06	525,000	525,471

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Philadelphia Authority for
Industrial Development, IDR
(David Michael and Co. Inc.)
(LOC; Wachovia Bank)	3.34	6/7/06	580,000 [b]	580,000
Philadelphia Authority for
Industrial Development, IDR
(I Rice Assiciates LP Project)
(LOC; Wachovia Bank)	3.63	6/7/06	440,000 [b]	440,000
Philadelphia Authority For
Industrial Development,
Revenue (Lannett Company)
(LOC; Wachovia Bank)	3.63	6/7/06	230,000 [b]	230,000
Philadelphia Authority For
Industrial Development,
Revenue (Today's Graphics,
Inc. Project) (LOC; Wachovia Bank)	3.63	6/7/06	500,000 [b]	500,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Nazareth
Hospital/Franciscan Health
System Project) (Insured; MBIA)	4.92	7/1/06	1,075,000	1,076,347
Philadelphia School District,
GO Notes (Insured; FGIC)	4.86	8/1/06	250,000	250,549
Pittsburgh
(Insured; MBIA)	4.85	9/1/06	500,000	501,603
Roaring Fork Municipal Products
LLC (Insured; MBIA and
Liquidity Facility; The Bank
of New York)	3.62	6/7/06	10,855,000 [b,c]	10,855,000
Schuylkill County Industrial
Development Authority,
Industrial Revenue (M & Q
Packing Corp. Project) (LOC;
PNC Bank)	3.59	6/7/06	670,000 [b]	670,000
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.17	7/1/06	935,000	936,520

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Souderton Area School District,
GO Notes (Insured; FGIC)	3.71	11/15/06	575,000	575,028
South Fork Municipal Authority,
HR (Conemaugh Valley Memorial
Hospital Project) (Insured;
MBIA)	4.77	7/1/06	100,000	100,103
State Public School Building
Authority, School Revenue
(Putters Program) (Insured;
FSA and Liquidity Facility; PB
Finance Inc.)	3.54	6/7/06	3,225,000 [b,c]	3,225,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies Inc.
Project) (LOC; Wachovia Bank)	3.58	6/7/06	3,200,000 [b]	3,200,000
Telford Industrial Development
Authority, Revenue (Ridgetop
Project) (LOC; Bank of America)	3.61	6/7/06	4,400,000 [b]	4,400,000
Towanda Area School District,
GO Notes (Insured; FGIC)	3.78	9/1/06	365,000	365,236
Towanda Area School District,
GO Notes (Insured; FSA)	3.91	9/1/06	215,000 [d]	215,105
Upper Merion Area School District,
GO Notes (Insured; FSA)	5.19	9/1/06	100,000	100,369
Venango County Industrial
Development Authority, RRR, CP
(Scrubgrass Project) (LOC;
Dexia Credit Locale)	3.61	6/1/06	2,500,000	2,500,000
York County,
GO Notes, TRAN	3.98	6/30/06	2,000,000	2,001,339
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	3.57	6/7/06	3,515,000 [b]	3,515,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—.1%
Puerto Rico Commonwealth,
TRAN (LOC: Bank of Nova
Scotia, BNP Paribas,
Citibank NA, Dexia Credit
Locale, Fortis Bank, Royal
Bank of Canada and State
Street Bank and Trust Co.)	4.44	7/28/06	275,000	275,271

Total Investments (cost $194,143,137)			100.5%	194,143,137

Liabilities, Less Cash and Receivables			(.5%)	(931,923)

Net Assets			100.0%	193,211,214

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $26,575,000 or 13.8% of net assets.
[d] Purchased on a delayed delivery basis.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	69.2
AAA,AA,A [e]	Aaa,Aa,A [e]	AAA,AA,A [e]	11.7
Not Rated [f]	Not Rated [f]	Not Rated [f]	19.1
			100.0

†	Based on total investments.
[e]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[f]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	194,143,137	194,143,137
Interest receivable		1,549,106
Prepaid expenses		13,693
		195,705,936

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		86,096
Cash overdraft due to Custodian		2,051,655
Payable for investment securities purchased		215,225
Payable for shares of Beneficial Interest redeemed		99,393
Accrued expenses		42,353
		2,494,722

Net Assets ($)		193,211,214

Composition of Net Assets ($):
Paid-in capital		193,211,214

Net Assets ($)		193,211,214

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		193,211,214
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
20

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2006 (Unaudited)

Investment Income ($):
Interest Income	3,042,157
Expenses:
Management fee—Note 2(a)	467,607
Shareholder servicing costs—Note 2(b)	30,589
Auditing fees	29,893
Legal fees	8,963
Custodian fees	8,951
Prospectus and shareholders' reports	8,237
Registration fees	6,331
Trustees' fees and expenses—Note 2(c)	5,573
Miscellaneous	8,824
Total Expenses	574,968
Investment Income—Net, representing net increase
in net assets resulting from operations	2,467,189

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended
	May 31, 2006	Two Months Ended	Year Ended
	(Unaudited)	November 30, 2005[a] September 30, 2005

Operations:
Investment income—net	2,467,189	690,030	2,147,163
Net realized gain on investments	—	—	619
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,467,189	690,030	2,147,782

Dividends to Shareholders from ($):
Investment income—net	(2,467,189)	(690,030)	(2,147,163)

Beneficial Interest Transactions
($1.00 per share):
Net proceeds from shares sold	305,380,450	89,101,011	453,154,113
Dividends reinvested	2,425,511	665,544	2,096,633
Cost of shares redeemed	(296,342,057)	(93,040,547)	(345,268,308)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	11,463,904	(3,273,992)	109,982,438
Total Increase (Decrease) in Net Assets	11,463,904	(3,273,992)	109,983,057

Net Assets ($):
Beginning of Period	181,747,310	185,021,302	75,038,245
End of Period	193,211,214	181,747,310	185,021,302

[a] The fund has changed its fiscal year end from September 30 to November 30.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months	Two Months
	Ended	Ended
May 31, 2006		November 30,		Year Ended September 30,

	(Unaudited)	2005[a]	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.004	.015	.004	.006	.010	.029
Distributions:
Dividends from investment
income—net	(.013)	(.004)	(.015)	(.004)	(.006)	(.010)	(.029)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.65[b]	2.21[b]	1.51	.44	.57	1.04	2.95

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[b]	.66[b]	.64	.71	.73	.71	.65
Ratio of net expenses
to average net assets	.61[b]	.66[b]	.64	.71	.73	.71	.65
Ratio of net investment
income to average
net assets	2.64[b]	2.19[b]	1.68	.44	.57	1.04	2.91

Net Assets, end of period
($ x 1,000)	193,211	181,747	185,021	75,038	79,501	80,625	94,920

[a] The fund has changed its fiscal year end from September 30 to November 30.
[b] Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund's investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for

24

accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and September 30, 2005 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, the fund was charged $17,925 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $9,619 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $81,291, chief compliance officer fees $1,605 and transfer agency per account fees $3,200.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 18, 2006, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities.The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio, and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

The Fund 27

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’ S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses, and total return performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended February 28, 2006. The Board noted that there were only two other funds in the Expense Group and three other funds in the Expense Universe and that the fund’s contractual and actual management fees were the same as one of the Expense Group funds and higher than the other Expense Group fund, and lower than one of the Expense Universe funds.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2006, and placed significant emphasis on comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper.The Board noted that the fund was the number one or two performer in its Performance Group, and the number two or number three performer in its Performance Universe, for each reported time period up to 10 years. The Board noted that there generally was a spread of only a few basis points in the range of performance returns of the Expense Group and Expense Universe funds for the various periods.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and, as to mutual funds only, reported in the same Lipper category, as the fund.

28

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.

The Fund 29

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’ S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent, and quality of the ser-
vices provided by the Manager are adequate and appropriate.
•	The Board was satisfied with the fund’s performance.
•	The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor-
mance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man-
agement of the fund had been adequately considered by the
Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter-
mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Dreyfus Pennsylvania	Transfer Agent &
Municipal Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Pennsylvania Municipal Money Market Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 31, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)